As filed with the Securities and Exchange Commission on [date]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Professionally Managed Portfolios

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code (414) 765-5301

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Report to Stockholders.

Semi-Annual Report

June 30, 2012

Winslow Green Growth Fund

WINSLOW GREEN MUTUAL FUNDS

A Message to Our Shareholders

Dear Shareholder:

During the 6 month period ended June 30, 2012, the Winslow Green Growth Fund (the “Fund”) increased 11.08% in value. During the same period, the Russell 2000 Growth Index (the “Index”), the Fund’s benchmark, increased 8.81%.

Equity markets, as measured by the Index, rose sharply in the first quarter of 2012, followed by a moderate reversal in the second quarter; this performance pattern was partly driven by the shift in sentiment about the ongoing European credit crisis, from positive to negative over the course of the first half. Worries over the ability of emerging markets to continue their rapid growth also contributed to negative performance in the second quarter. While strong results early in the year drove positive overall performance for the first half, we remain cautious due to economic weakness around the globe, and have positioned the portfolio in what we view as very solid fundamental companies, with business models that we feel should succeed in both positive and negative economic environments.

From an individual stock perspective, the strongest contributors to performance during the first half of the year were United Natural Foods, A.O. Smith, Bruker Corp., Verisk Analytics, and Athenahealth. A common theme among these companies is relatively robust customer demand, even during tougher economic conditions, for environmentally-oriented products such as healthy food options (United Natural), energy-efficient appliances (A.O. Smith), and laboratory solutions to ensure food and water quality (Bruker). Top detractors from performance during the period were Clean Harbors, BorgWarner, Balchem, Gardner Denver, and Energy Recovery. Clean Harbors declined with falling oil prices in the second quarter (it provides environmental services to energy and petroleum firms), but we maintained our position due to our continued confidence in the firm’s business model. Conversely, we sold our positions in Bruker and Energy Recovery in keeping with our general sell discipline. We were uncomfortable with the fundamental outlook for both companies: softening sales to its core academic and government customer base in the case of Bruker, and the lack of a diversified business model in the case of Energy Recovery (it is entirely dependent on the development of major water desalination plants).

The period was marked by relatively high portfolio turnover, as we gradually implemented an investment process that provides exposure to environmentally-driven investment opportunities and focuses on managing portfolio risk. Rather than provide a list of position changes during the period, we will simply note our transition to a more risk-conscious portfolio: mature companies, with a diverse mix of products, geographies, and sales channels, and selected for inclusion only after an intense valuation analysis to identify companies with unacceptable downside risk. In balancing environmental impact against financial strength, we find no need to sacrifice one in service to the other; the equity universe offers a growing number of companies that offer both qualities to investors.

Sincerely,

David Powell

Portfolio Manager

Karina Funk

Portfolio Manager

WINSLOW GREEN MUTUAL FUNDS

A Message to Our Shareholders

Past performance does not guarantee future results.

The views in this report were those of the Fund managers as of June 30, 2012 and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. The Fund invests in small and medium capitalization companies, which present greater risk than larger companies due to limited product lines, markets and financial or managerial resources. The Fund invests in foreign securities, which present increased risk over U.S investments in the form of currency fluctuation, different regulation, accounting standards, trading practices and levels of available information, generally higher transaction costs, and political risk. The Fund’s investment focus on green solutions companies presents increased risk over a more diversified portfolio, by limiting investment choices to specific sectors that may or may not perform as well as other industry sectors.

The Russell 2000 Growth Index measures the performance of Russell 2000 companies with high price-to-book ratios and high forecasted growth values. It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments for complete fund holdings.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the summary and statutory prospectuses, a copy of which may be obtained by calling (888) 314-9049 or visiting the Fund’s website. Read and consider it carefully before you invest.

WINSLOW GREEN MUTUAL FUNDS

Expense Example

For the Six Months Ended June 30, 2012 (Unaudited)

As a shareholder of the Winslow Green Growth Fund (the “Fund”) you incur two types of costs: (1) transaction costs, including sales charges or loads; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses – The first line of the table below provides information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee. You will be charged a redemption or exchange fee equal to 2.00% of the net amount of the redemption or exchange if you redeem or exchange your shares less than 90 days after you purchase them. Investment Retirement Accounts (IRAs) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period January 1, 2012 – June 30, 2012*
Investor Class Actual	$1,000	$1,111	$7.61
Investor Class Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.27
Institutional Class Actual	$1,000	$1,113	$5.73
Institutional Class Hypothetical (5% annual return before expenses)	$1,000	$1,019	$5.47

*	The calculations are based on expenses incurred during the most recent six-month period. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

WINSLOW GREEN MUTUAL FUNDS

Winslow Green Growth Fund

Schedule of Investments

June 30, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks – 97.4%
Clean Energy – 3.7%
232,864	Hexcel Corp.(a)	$6,005,562
620,500	Protonex Technology Corp.(a)(b)(c)	—

		6,005,562

Environmental Services – 20.1%
42,234	athenahealth, Inc.(a)	3,343,666
113,400	Clean Harbors, Inc.(a)	6,398,028
56,130	Ecolab, Inc.	3,846,589
88,230	Stericycle, Inc.(a)	8,088,044
103,596	Tennant Co.	4,138,660
145,311	Verisk Analytics, Inc.(a)	7,158,020

		32,973,007

Green Construction – 12.9%
159,773	A.O. Smith Corp.	7,811,302
129,659	Acuity Brands, Inc.	6,600,940
60,144	CLARCOR, Inc.	2,896,535
218,659	Quanex Building Products Corp.	3,909,623

		21,218,400

Green Transportation – 15.8%
53,799	BorgWarner, Inc.(a)	3,528,676
21,324	Cummins, Inc.	2,066,509
122,404	Hub Group, Inc.(a)	4,431,025
64,416	J.B. Hunt Transport Services, Inc.	3,839,194
178,288	LKQ Corp.(a)	5,954,819
78,547	Wabtec Corp.	6,127,451

		25,947,674

Resource Efficiency – 21.1%
69,245	ANSYS, Inc.(a)	4,370,052
406,462	Applied Micro Circuits Corp.(a)	2,324,963
67,466	Autodesk, Inc.(a)	2,360,635
143,656	ClickSoftware Technologies Ltd.	1,162,177
28,439	Concur Technologies, Inc.(a)	1,936,696
25,553	Gardner Denver, Inc.	1,352,009
82,090	Middleby Corp.(a)	8,176,985
72,925	Rockwood Holdings, Inc.(a)	3,234,224
145,449	Trimble Navigation Ltd.(a)	6,692,108
132,262	Volterra Semiconductor Corp.(a)	3,101,544

		34,711,393

Sustainable Living – 18.8%
99,481	Balchem Corp.	3,244,075
99,816	Church & Dwight Co., Inc.	5,536,793
27,051	Mettler-Toledo International, Inc.(a)	4,215,898
29	OM Foods Ltd.(a)(b)(c)	—

The accompanying notes are an integral part of these financial statements.

WINSLOW GREEN MUTUAL FUNDS

Winslow Green Growth Fund

Schedule of Investments

June 30, 2012 (Unaudited)

Shares	Security Description	Value

99,793	Sodastream International Limited(a)	$4,088,519
151,156	United Natural Foods, Inc.(a)	8,292,418
101,427	Volcano Corp.(a)	2,905,884
32,314	Waters Corp.(a)	2,567,994

		30,851,581

Water Management – 5.0%
61,049	Pall Corp.	3,346,096
128,017	Pentair, Inc.	4,900,491

		8,246,587

Total Common Stocks (Cost $140,010,630)		159,954,204

Warrants – 0.0%
428,346	Capstone Turbine, Expires 9/17/2013 at $1.54(a)(b)(c)	—

Total Warrants (Cost $0)		—

Short-Term Investments – 2.9%
4,712,435	DWS Cash Account Trust – Government & Agency Securities Portfolio, 0.03%(d)	4,712,435

Total Short-Term Investments (Cost $4,712,435)		4,712,435

Total Investments – 100.3% (Cost $144,723,065)		$164,666,639

Liabilities in Excess of Other Assets – (0.3%)		(456,083)

NET ASSETS – 100.0%		$164,210,556

(a)	Non-income producing security.
(b)	A portion of these securities are considered illiquid. As of June 30, 2012, the total market value of illiquid securities was $0 or 0.0% of net assets.
(c)	Securities are fair valued under the supervision of the Board of Trustees. See Note 2 of Notes to Financial Statements.
(d)	Annualized seven-day yield as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

WINSLOW GREEN MUTUAL FUNDS

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Winslow Green Growth Fund
ASSETS
Investments
Total investments, at cost	$144,723,065
Net unrealized appreciation	19,943,574

Total investments, at market value	$164,666,639
Receivables:
Fund shares sold	51,917
Dividends and interest	36,927
Prepaid expenses	33,768

Total Assets	164,789,251

LIABILITIES
Payables:
Fund shares redeemed	330,777
Accrued liabilities:
Investment adviser fees	124,518
Administration, accounting and transfer agent fees	26,808
Custody fees	771
Service fees	29,098
12b-1 fees	39,692
Chief Compliance Officer fees	1,587
Other accrued expenses	25,444

Total Liabilities	578,695

NET ASSETS	$164,210,556

COMPONENTS OF NET ASSETS
Paid-in-capital	$286,883,558
Accumulated net investment loss	(863,365)
Accumulated net realized loss on investments	(141,753,211)
Net unrealized appreciation on investments	19,943,574

NET ASSETS	$164,210,556

COMPUTATION OF NET ASSET VALUE
Investor Shares:
Net Assets	$135,370,856
Shares Outstanding	9,859,815
Net asset value per share	$13.73
Institutional Shares:
Net Assets	$28,839,700
Shares Outstanding	2,064,181
Net asset value per share	$13.97

The accompanying notes are an integral part of these financial statements.

WINSLOW GREEN MUTUAL FUNDS

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Winslow Green Growth Fund
INVESTMENT INCOME
Dividend income (net of withholding tax of $11,532)	$381,472
Interest income	1,276

Total Investment Income	382,748

EXPENSES
Investment advisory fees	803,203
Service fees – Investor Shares	189,342
Administration, accounting and transfer agent fees	83,039
12b-1 fees – Investor Shares	80,169
Miscellaneous expenses	26,424
Reports to shareholders	22,152
Blue Sky fees	15,632
Audit fees	12,441
Chief Compliance Officer fees	5,730
Custody fees	3,495
Trustee fees	2,426
Legal fees	1,032
Insurance expense	1,028

Total Expenses	1,246,113

NET INVESTMENT LOSS	(863,365)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	10,689,835
Net change in unrealized appreciation	9,594,007

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	20,283,842

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,420,477

The accompanying notes are an integral part of these financial statements.

WINSLOW GREEN MUTUAL FUNDS

Statements of Changes in Net Assets

	Winslow Green Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
OPERATIONS
Net investment loss	$(863,365)	$(1,878,589)
Net realized gain on investments	10,689,835	28,257,344
Net change in unrealized appreciation (depreciation) on investments	9,594,007	(60,600,964)

Increase (decrease) in Net Assets Resulting from Operations	19,420,477	(34,222,209)

CAPITAL SHARE TRANSACTIONS
Sale of shares
Investor Shares	6,886,843	24,735,449
Institutional Shares	3,470,891	9,763,079
Redemption of shares
Investor Shares	(39,503,885)	(73,220,151)
Institutional Shares	(9,071,756)	(26,488,047)
Redemption fees
Investor Shares	4,464	71,409
Institutional Shares	287	49,414

Decrease from Capital Share Transactions	(38,213,156)	(65,088,847)

Decrease in Net Assets	(18,792,679)	(99,311,056)
NET ASSETS
Beginning of period/year	183,003,235	282,314,291

End of period/year	$164,210,556	$183,003,235

(Accumulated) Undistributed net investment (loss) income	$(863,365)	$—

SHARE TRANSACTIONS
Sale of shares
Investor Shares	506,981	1,730,526
Institutional Shares	251,928	660,498
Redemption of shares
Investor Shares	(2,903,799)	(5,301,463)
Institutional Shares	(698,873)	(1,795,501)

Decrease in Shares	(2,843,763)	(4,705,940)

The accompanying notes are an integral part of these financial statements.

WINSLOW GREEN MUTUAL FUNDS

Winslow Green Growth Fund

Financial Highlights

For a share outstanding throughout each period/year:

	Six Months Ended June 30, 2012
			Year Ended December 31,
	(Unaudited)		2011		2010		2009		2008	2007

INVESTOR SHARES
NET ASSET VALUE PER SHARE, Beginning of period/year	$12.36		$14.46		$13.47		$9.02		$23.42	$19.85

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.07	)(a)	(0.12	)(a)	(0.13	)(a)	(0.09	)(a)	(0.15)	(0.10	)(a)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.44		(1.99)		1.12		4.54		(14.14)	4.70

Total from investment operations	1.37		(2.11)		0.99		4.45		(14.29)	4.60

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	—		—		—		—		(0.11)	(1.04)

Total from distributions to shareholders	—		—		—		—		(0.11)	(1.04)

Redemption fees	—	(b)	0.01		—	(b)	—	(b)	— (b)	0.01

NET ASSET VALUE PER SHARE, End of period/year	$13.73		$12.36		$14.46		$13.47		$9.02	$23.42

Total return	11.08	%(c)	(14.52)%		7.35%		49.33%		(61.01)%	23.47%

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period/year (millions)	$135.4		$151.5		$228.9		$251.1		$171.4	$379.7
Ratio of expenses to average net assets:
After fees waived/recouped	1.45	%(d)	1.41%		1.45%		1.45%		1.40%	1.45%
Before fees waived/recouped	1.45	%(d)	1.41%		1.43%		1.52%		1.43%	1.47%
Ratio of net investment loss to average net assets
After fees waived/recouped	(1.02	)%(d)	(0.84)%		(1.02)%		(0.87)%		(0.92)%	(0.46)%
Before fees waived/recouped	(1.02	)%(d)	(0.84)%		(1.00)%		(0.94)%		(0.95)%	(0.48)%

PORTFOLIO TURNOVER RATE	25	%(c)	78%		49%		93%		113%	94%

(a)	Calculated using average shares outstanding throughout the year/period.
(b)	Less than $0.01 per share.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

WINSLOW GREEN MUTUAL FUNDS

Winslow Green Growth Fund

Financial Highlights

For a share outstanding throughout each period/year:

	Six Months Ended June 30, 2012
			Year Ended December 31,
	(Unaudited)		2011		2010		2009		2008	2007

INSTITUTIONAL SHARES
NET ASSET VALUE PER SHARE, Beginning of period/year:	$12.55		$14.64		$13.59		$9.07		$23.51	$19.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.05	)(a)	(0.07	)(a)	(0.10	)(a)	(0.07	)(a)	(0.09)	(0.04	)(a)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.47		(2.04)		1.15		4.59		(14.25)	4.72

Total from investment operations	1.42		(2.11)		1.05		4.52		(14.34)	4.68

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	—		—		—		—		(0.11)	(1.04)

Total from distributions to shareholders	—		—		—		—		(0.11)	(1.04)

Redemption fees	—	(b)	0.02		—	(b)	—	(b)	0.01	—	(b)

NET ASSET VALUE PER SHARE, End of period/year	$13.97		$12.55		$14.64		$13.59		$9.07	$23.51

Total return	11.31	%(c)	(14.28)%		7.73%		49.83%		(60.94)%	23.80%

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period/year (millions)	$28.8		$31.5		$53.4		$51.8		$21.5	$37.1
Ratio of expenses to average net assets:
After fees waived/recouped	1.09	%(d)	1.09%		1.20%		1.20%		1.15%	1.20%
Before fees waived/recouped	1.09	%(d)	1.09%		1.14%		1.24%		1.18%	1.22%
Ratio of net investment loss to average net assets
After fees waived/recouped	(0.66	)%(d)	(0.52)%		(0.77)%		(0.62)%		(0.67)%	(0.20)%
Before fees waived/recouped	(0.66	)%(d)	(0.52)%		(0.71)%		(0.66)%		(0.70)%	(0.22)%

PORTFOLIO TURNOVER RATE	25	%(c)	78%		49%		93%		113%	94%

(a)	Calculated using average shares outstanding throughout the year/period.
(b)	Less than $0.01 per share.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

WINSLOW GREEN MUTUAL FUNDS

Notes to Financial Statements

June 30, 2012 (Unaudited)

NOTE 1. ORGANIZATION

Winslow Green Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. Investors Shares commenced operations on April 1, 2001 and Institutional Shares commenced operations on June 6, 2006. The Fund was reorganized into a newly created series of the Trust on May 27, 2008.

Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital growth. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of environmentally sustainable companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause

WINSLOW GREEN MUTUAL FUNDS

Notes to Financial Statements

June 30, 2012 (Unaudited)

the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2012, the Fund held three fair valued securities with a market value of $0 or 0.0% of total net assets.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock^	$159,954,204	$—	$0	$159,954,204
Warrants	$—	$0	$—	$0
Short-Term Investments	$4,712,435	$—	$—	$4,712,435

Total Investments in Securities	$164,666,639	$0	$0	$164,666,639

^	See Schedule of Investments for industry breakout.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

The Fund recognizes tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to

WINSLOW GREEN MUTUAL FUNDS

Notes to Financial Statements

June 30, 2012 (Unaudited)

uncertain income tax positions taken on returns filed for open tax years (2009-2011) or expected to be taken on the Fund’s 2012 return. The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined by identified cost. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. Dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains and losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

F.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting year. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee and exchange fee on shares held less than 90 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.	Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

WINSLOW GREEN MUTUAL FUNDS

Notes to Financial Statements

June 30, 2012 (Unaudited)

J.	Recent Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

NOTE 3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Brown Investment Advisory Incorporated (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund. As compensation for their services, the Advisor is entitled to a monthly fee at an annual rate of 0.90% based upon the average daily net assets of the Fund. For the six months ended June 30, 2012, the Fund incurred $803,203 in advisory fees.

The Advisor has contractually agreed to waive its fees and/or reimburse certain Fund expenses in order to limit its total annual operating expenses to 1.45% for Investor Class Shares, and 1.20% for Institutional Class Shares.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter for shares of the Fund, and acts as the Fund’s Distributor in a continuous public offering of the Fund’s shares. U.S. Bank, N.A. serves as the Funds’ custodian (the “Custodian”). Both the Distributor and Custodian are affiliates of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund. Fees paid by the Fund to the Administrator for administration, accounting, transfer agent, and Chief Compliance Officer services are disclosed in the Statement of Operations.

The Fund has adopted a 12b-1 Distribution Plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that the Fund’s Investor Shares may pay a fee to the Distributor of up to 0.25% of the average daily net assets of the Fund to reimburse the Distributor for a portion of the costs incurred in distributing the Fund’s Investor Shares. For the six months ended June 30, 2012, the Fund’s Investor Class Shares incurred $80,169 in 12b-1 fees.

The Fund has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the Fund’s Investor Class Shares. Under the Plan, the Fund is authorized to pay the Advisor an annual shareholder servicing fee of 0.25% of average daily net assets. The Advisor uses this fee to finance certain activities relating to servicing and maintaining shareholder accounts. For the six months ended June 30, 2012, the Investor Class Shares of the Fund incurred $189,342 in shareholder servicing fees.

WINSLOW GREEN MUTUAL FUNDS

Notes to Financial Statements

June 30, 2012 (Unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended June 30, 2012 were $42,590,088 and $77,384,152, respectively.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows:

Cost of investments	$145,182,546

Gross tax unrealized appreciation	25,165,062
Gross tax unrealized depreciation	(5,680,969)

Net tax unrealized appreciation	19,484,093

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make any distributions to shareholders for the six months ended June 30, 2012 or for the year ended December 31, 2011.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation	$9,890,086
Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	—

Other accumulated loss	(151,983,565)

Total accumulated losses	$(142,093,479)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales.

NOTE 6. CREDIT FACILITY

U.S. Bank, N.A has made available to the Fund a credit facility pursuant to a Loan and Security Agreement (the “Agreement”) for temporary or extraordinary purposes. The Fund did not utilize the line of credit during the six months ended June 30, 2012. The maximum amount of credit available to the Fund under the agreement was $40,000,000 as of June 30, 2012.

NOTE 7. PROPOSED REORGANIZATION

The Board of Trustees of Professionally Managed Portfolios has approved a plan of reorganization (the “Reorganization”) whereby the Winslow Green Growth Fund (the “Winslow Fund”) will reorganize into the Brown Advisory Winslow Sustainability Fund (the “Brown Advisory Winslow Fund”), a recently created series of the Brown Advisory Funds, a Delaware statutory trust. The Brown Advisory Winslow Fund, which invests primarily in medium- and large-cap companies, is managed in a similar, but not identical manner, to the Winslow Fund. The Reorganization, which is expected to be tax-free to the shareholders of the Winslow Fund and which is subject to a number of closing conditions, will entail the transfer of all of the assets and liabilities of the Winslow Fund in exchange for shares of the Brown Advisory Winslow Fund.

The Reorganization will keep investment management oversight responsibility for the Winslow Fund with Brown Advisory, LLC, an experienced provider of investment advisory services to institutional and retail investors. The Winslow Fund currently has co-portfolio managers, David Powell and Karina Funk who will

WINSLOW GREEN MUTUAL FUNDS

Notes to Financial Statements

June 30, 2012 (Unaudited)

continue to have responsibility for the day-to-day portfolio management of the Brown Advisory Winslow Fund after the Reorganization.

In the third quarter of 2012, shareholders of the Winslow Fund will receive a proxy statement/prospectus which will contain pertinent details regarding the proposed Reorganization, including the Board’s reasons for approving the Reorganization. The proxy statement/prospectus will also provide shareholders an opportunity to vote on the proposals regarding the Reorganization. If shareholders of the Winslow Fund approve the Reorganization, the Reorganization will take effect on or about October 19, 2012. At that time, holders of Investor Class and Institutional Class shares of the Winslow Fund would, in effect, exchange those shares on a tax-free basis for Advisor Class and Institutional Class shares of the Brown Advisory Winslow Fund, respectively.

WINSLOW GREEN MUTUAL FUNDS

Additional Information (Unaudited)

June 30, 2012

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge and upon request by calling (888) 314-9049. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities for the 12-month period ended June 30 is available without charge, upon request, by calling (888) 314-9049 or through the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Householding

In addition, in an effort to decrease costs, the Fund will start reducing the number of duplicate Prospectuses, supplements, Annual Reports and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at (888) 314-9049 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

WINSLOW GREEN MUTUAL FUNDS

Additional Information (Unaudited)

June 30, 2012

Privacy Notice

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

WINSLOW GREEN MUTUAL FUNDS

Notes

Investment Advisor

Brown Advisory, LLC

901 South Bond Street, Suite 400

Baltimore, MD 21231

Custodian

U.S. Bank N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

(888) 314-9049

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Legal Counsel

Paul, Hastings, Janofsky & Walker, LLP

Park Avenue Tower

77 E. 55th Street, Floor 15

New York, NY 10022

Winslow Green Growth Fund – Investor Shares

Symbol – WGGFX

CUSIP – 742935273

Winslow Green Growth Fund – Institutional Shares

Symbol – WGGIX

CUSIP – 742935265

Printed with vegetable-based inks

127-SAR-0612

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-

3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President

Date	8-29-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President

Date	8-29-12

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date	8-28-12

* Print the name and title of each signing officer under his or her signature.